Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Summary of accounts receivable

	As of December 31,
	2021	2022
Accounts receivable, gross (Note)	210,047	101,771
Less: allowance for credit losses (Note 2(j))	(22,786)	(37,215)
Accounts receivable, net	187,261	64,556